OTHER INCOME, NET	9 Months Ended
Mar. 31, 2020
Other Income and Expenses [Abstract]
OTHER INCOME, NET

NOTE 9—OTHER INCOME, NET

Other income, net consisted of the following for the periods presented (in thousands):

	Three months ended March 31,		Nine months ended March 31,
	2019	2020	2019	2020
Interest income	$1,043	$1,417	$2,093	$3,307
Interest expense	(142)	(23)	(451)	(198)
Revaluation of warrant liabilities and forfeiture of warrants	(166)	-	128	(717)
Other	(1)	3	(33)	4

Total	$734	$1,397	$1,737	$2,396